Condensed Consolidated Statements of Stockholder's Deficit Equity (Unaudited) - USD ($)	Previously Reported [Member] Common Stock [Member]	Previously Reported [Member] Additional Paid-in Capital [Member]	Previously Reported [Member] Noncontrolling Interest [Member]	Previously Reported [Member] Retained Earnings [Member]	Previously Reported [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020						$ 10	$ (10)		$ 2,271,431	$ 2,271,431
Beginning balance, shares at Dec. 31, 2020						10,000
Net loss									(29,007)	(29,007)
Ending balance, value at Mar. 31, 2021						$ 10	(10)		2,242,424	2,242,424
Ending balance, shares at Mar. 31, 2021						10,000
Beginning balance, value at Sep. 20, 2021
Beginning balance, shares at Sep. 20, 2021
Contributions	$ 10	(10)
Contributions, shares	10,000
Net loss			(128,860)	(514,373)	(643,233)
Ending balance, value at Dec. 31, 2021	$ 10	$ (10)	$ (128,860)	$ (514,373)	$ (643,233)	$ 10	(10)	(128,860)	2,300,212	2,171,352
Ending balance, shares at Dec. 31, 2021	10,000					10,000
Net loss								(126,754)	(1,010,390)	(1,137,144)
Ending balance, value at Mar. 31, 2022						$ 10	$ (10)	$ (255,614)	$ 1,289,822	$ 1,034,208
Ending balance, shares at Mar. 31, 2022						10,000